Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 251	$ 494	$ 546